ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 06, 2020 CNY (¥) shares	Nov. 02, 2020 $ / shares shares	Jun. 30, 2020 CNY (¥) item shares	Jun. 30, 2020 USD ($) item $ / shares shares	Dec. 31, 2022 Vote director shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 shares
Ordinary shares
Proceeds from offering, net of underwriting discounts and commissions and other issuance costs | ¥	¥ 12,441,232
Issuance of ordinary shares | ¥						¥ 15,974,517
William Wei Huang
Ordinary shares
Percent of issued share capital of the Company ceased on conversion basis					5.00%
IPO
Ordinary shares
Share price | $ / shares		$ 80.88
Private Placement
Ordinary shares
Proceeds from offering, net of underwriting discounts and commissions and other issuance costs			¥ 3,533,285	$ 500,784
Number of investors | item			2	2
Price per share (in USD/share) | $ / shares				$ 8.125
ADS | IPO
Ordinary shares
Ordinary shares issued (in shares)		20,000,000
ADS | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	3,000,000
ADS | Private Placement
Ordinary shares
Share price | $ / shares				$ 65
Class A ordinary shares
Ordinary shares
Number of votes per share at general meetings | Vote					1
Common stock, outstanding shares (in shares)					1,456,842,655		1,427,590,059
Class A ordinary shares | IPO
Ordinary shares
Ordinary shares issued (in shares)		160,000,000
Class A ordinary shares | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	24,000,000
Class A ordinary shares | Private Placement
Ordinary shares
Ordinary shares issued (in shares)			62,153,848	62,153,848
Class B ordinary shares
Ordinary shares
Number of votes per share at general meetings | Vote					20
Number of directors for simple majority | director					6
Common stock, outstanding shares (in shares)					67,590,336		67,590,336
Hillhouse | Class A ordinary shares | Private Placement
Ordinary shares
Issuance of ordinary shares | $				$ 400,000
STT GDC | Class A ordinary shares | Private Placement
Ordinary shares
Issuance of ordinary shares | $				$ 105,000